Condensed Consolidated Statements of Changes in Stockholders’ Deficit (Unaudited) - USD ($)		Common Stock Previously Reported		Common Stock		Additional Paid- In Capital Previously Reported	Additional Paid- In Capital	Accumulated Deficit Previously Reported	Accumulated Deficit	Previously Reported	Total
Balance at Dec. 31, 2021				$ 507			$ 51,233,615		$ (21,525,710)		$ 29,708,412
Balance (in Shares) at Dec. 31, 2021	[1]			5,074,932
Share-based compensation							2,855,448				2,855,448
Issuance of stock upon vesting of restricted stock units				$ 22							22
Issuance of stock upon vesting of restricted stock units (in Shares)	[1]			213,043
Common stock issued to vendors in exchange for services				$ 1			38,626				38,627
Common stock issued to vendors in exchange for services (in Shares)	[1]			9,375
Issuance of common stock upon exercise of stock options				$ 2			204				206
Issuance of common stock upon exercise of stock options (in Shares)	[1]			22,408
Net loss								$ (26,468,390)		$ (26,468,390)	(26,468,390)
Balance at Dec. 31, 2022		$ 532		$ 1,000		54,127,893	54,128,000	(47,994,100)	(47,994,000)	6,134,325	$ 6,135,000
Balance (in Shares) at Dec. 31, 2022		5,319,758	[1]	5,319,758							5,319,758	[2]
Share-based compensation							1,837,000				$ 1,837,000
Issuance of common stock upon vesting of restricted stock units
Issuance of common stock upon vesting of restricted stock units (in Shares)				557,631
Common stock issued to vendors in exchange for services							79,000				79,000
Common stock issued to vendors in exchange for services (in Shares)				25,000
Issuance of common stock upon exercise of stock options
Issuance of common stock upon exercise of stock options (in Shares)				49,522
Issuance of round up shares in connection with reverse split
Issuance of round up shares in connection with reverse split (in Shares)				8,714
Issuance of common stock in connection with public offering, net							6,431,000				6,431,000
Issuance of common stock in connection with public offering, net (in Shares)				1,850,000
Net loss									(23,725,000)		(23,725,000)
Balance at Sep. 30, 2023				$ 1,000			62,475,000		(71,719,000)		(9,243,000)
Balance (in Shares) at Sep. 30, 2023				7,810,625
Balance at Dec. 31, 2022		$ 532		$ 1,000		54,127,893	54,128,000	(47,994,100)	(47,994,000)	6,134,325	$ 6,135,000
Balance (in Shares) at Dec. 31, 2022		5,319,758	[1]	5,319,758							5,319,758	[2]
Share-based compensation							2,098,627				$ 2,098,627
Issuance of warrants							273,753				273,753
Issuance of stock upon vesting of restricted stock units				$ 56							56
Issuance of stock upon vesting of restricted stock units (in Shares)	[1]			557,631
Common stock issued to vendors in exchange for services				$ 2			79,128				79,130
Common stock issued to vendors in exchange for services (in Shares)	[1]			25,000
Issuance of common stock upon exercise of stock options				$ 5			413				418
Issuance of common stock upon exercise of stock options (in Shares)	[1]			49,835
Issuance of round up shares in connection with reverse split				$ 1							1
Issuance of round up shares in connection with reverse split (in Shares)	[1]			8,714
Issuance of common stock in connection with public offering, net				$ 185			6,431,427				6,431,612
Issuance of common stock in connection with public offering, net (in Shares)	[1]			1,850,000
Issuance of privately placed shares				$ 15			295,485				295,500
Issuance of privately placed shares (in Shares)	[1]			150,000
Net loss								$ (28,751,900)		(28,751,900)	(28,751,900)
Balance at Dec. 31, 2023				$ 796			63,306,726		(76,746,000)	(13,438,478)	$ (13,438,478)
Balance (in Shares) at Dec. 31, 2023				7,960,938	[1]						7,960,938	[2]
Balance at Jun. 30, 2023				$ 1,000			61,753,000		(64,423,000)		$ (2,669,000)
Balance (in Shares) at Jun. 30, 2023				7,255,818
Share-based compensation							722,000				722,000
Issuance of common stock upon vesting of restricted stock units
Issuance of common stock upon vesting of restricted stock units (in Shares)				524,244
Issuance of common stock upon exercise of stock options
Issuance of common stock upon exercise of stock options (in Shares)				21,849
Issuance of round up shares in connection with reverse split
Issuance of round up shares in connection with reverse split (in Shares)				8,714
Net loss									(7,296,000)		(7,296,000)
Balance at Sep. 30, 2023				$ 1,000			62,475,000		(71,719,000)		(9,243,000)
Balance (in Shares) at Sep. 30, 2023				7,810,625
Balance at Dec. 31, 2023				$ 796			63,306,726		(76,746,000)	$ (13,438,478)	$ (13,438,478)
Balance (in Shares) at Dec. 31, 2023				7,960,938	[1]						7,960,938	[2]
Share-based compensation							2,786,000				$ 2,786,000
Issuance of common stock upon vesting of restricted stock units
Issuance of common stock upon vesting of restricted stock units (in Shares)				852,242
Issuance of privately placed shares							4,026,000				4,026,000
Issuance of privately placed shares (in Shares)				4,934,802
Net loss									(20,932,000)		(20,932,000)
Balance at Sep. 30, 2024				$ 1,000			70,119,000		(97,678,000)		$ (27,558,000)
Balance (in Shares) at Sep. 30, 2024				13,747,982							13,747,982
Balance at Jun. 30, 2024				$ 1,000			68,455,000		(94,118,000)		$ (25,662,000)
Balance (in Shares) at Jun. 30, 2024				11,037,038
Share-based compensation							364,000				364,000
Issuance of common stock upon vesting of restricted stock units
Issuance of common stock upon vesting of restricted stock units (in Shares)				8,242
Issuance of privately placed shares							1,300,000				1,300,000
Issuance of privately placed shares (in Shares)				2,702,702
Net loss									(3,560,000)		(3,560,000)
Balance at Sep. 30, 2024				$ 1,000			$ 70,119,000		$ (97,678,000)		$ (27,558,000)
Balance (in Shares) at Sep. 30, 2024				13,747,982							13,747,982

[1]	Reflects 1-for-4 reverse stock split that became effective June 29, 2023. See Note 1 to the consolidated financial statements.
[2]	Reflects 1-for-4 reverse stock split that became effective June 29, 2023. See Note 1 to the consolidated financial statements.